Condensed Consolidated Statements of Income and Comprehensive Income - Unaudited (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 25, 2012	Jun. 11, 2013	Jun. 12, 2012	Dec. 25, 2012		Dec. 27, 2011		Dec. 28, 2010
Income Statement [Abstract]
Revenues	$ 80,869	$ 120,162	$ 103,678	$ 232,435		$ 198,625		$ 162,855
Costs and expenses:
Costs of sales		36,533	31,963	71,093		60,743		49,481
Restaurant operating expenses		53,454	43,778	100,143		86,311		71,917
Marketing and advertising costs		2,256	2,006	4,682		4,246		2,744
Pre-opening costs		919	902	4,058		3,018		798
General and administrative costs		7,938	5,400	13,449		10,640		7,512
Management and accounting fees paid to related party			1,196	1,252		3,399		3,345
Asset advisory agreement termination fee	3,000			3,000
Secondary public offering costs		412
Public offering transaction bonuses		1,805		1,462
Depreciation and amortization		5,006	3,570	8,675		6,998		6,459
Operating income	10,680	11,839	14,863	24,621		23,270		20,599
Other income (expense), net:
Interest expense-affiliates								(1,775)
Interest expense		(48)	(2,228)
Interest expense-other				(2,920)		(6,355)		(9,906)
Write-off of debt issuance costs				(1,649)		(2,501)
Other			65	113		(114)		(249)
Income from continuing operations before income taxes		11,791	12,700	20,165		14,300		8,669
Income tax expense (benefit)		3,791	4,172	5,592		4,653		(88)
Income from continuing operations	7,840	8,000	8,528	14,573		9,647		8,757
Discontinued operations, net of income tax benefit			84	(819)		(674)		(27)
Net income	7,564	8,000	8,612	13,754		8,973		8,730
Basic and diluted income (loss) per common share:
Continuing operations				$ 0.71		$ 0.54		$ 0.49
Discontinued operations				$ (0.04)		$ (0.04)		$ 0.00
Basic and diluted income per share				$ 0.67		$ 0.50		$ 0.49
Basic income per common share:
Continuing operations	$ 0.33	$ 0.34	$ 0.47	$ 0.71
Discontinued operations	$ (0.01)	$ 0.00	$ 0.01	$ (0.04)
Basic income per share	$ 0.32	$ 0.34	$ 0.48	$ 0.67
Diluted income per common share:
Continuing operations	$ 0.33	$ 0.34	$ 0.47	$ 0.71
Discontinued operations	$ (0.01)	$ 0.00	$ 0.01	$ (0.04)
Diluted income per share	$ 0.32	$ 0.34	$ 0.48	$ 0.67
Shares used in computing net income (loss) per common share:
Basic and diluted				20,432,579		17,994,667		17,994,667
Basic	23,795,000	23,794,667	17,994,667	20,432,579	[1]	17,994,667	[1]	17,994,667	[1]
Diluted	23,795,000	23,794,869	17,994,667	20,432,579		17,994,667		17,994,667
Comprehensive income (loss):
Realized loss on cash flow hedge								367
Other comprehensive income before tax								367
Income tax benefit related to other comprehensive income								(147)
Other comprehensive income, net of tax								220
Comprehensive income		$ 8,000	$ 8,612	$ 13,754		$ 8,973		$ 8,950

[1]	The weighted average number of shares of common stock outstanding reflects the effect of the Conversion. (See Note 1).